Share-Based Compensation (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 24, 2024	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant of share options		2,420,000	2,420,000
Ordinary shares	2,527,027
Exercise price per ordinary share. (in Dollars per share)	$ 0.01
Weighted average grant date fair value (in Dollars per share)		$ 2.96	$ 2.96
Unrecognized compensation expense- (in Dollars)		$ 316,854	$ 980,056
Fair value of share options vested (in Dollars)			$ 4,973,991
Weighted average grant date fair value (in Dollars per share)		$ 2.94
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period		1 year	1 year
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period		2 years	2 years
2024 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant of share options	2,420,000
Ordinary shares	2,420,000
Weighted average grant date fair value (in Dollars per share)		$ 2.96